Investment Objectives and Goals	Sep. 04, 2026
Eventide High Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide High Dividend ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Eventide High Dividend ETF’s (the “High Dividend Fund” or the “Fund”) investment objective is to seek income, income growth and long-term capital appreciation.
Eventide International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide International ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Eventide International ETF’s (the “International Fund” or the “Fund”) investment objective is to seek long-term capital appreciation.
Eventide Large Cap Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Large Cap Growth ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Eventide Large Cap Growth ETF’s (the “Large Cap Growth Fund” or the “Fund”) investment objective is to seek long-term capital appreciation.
Eventide Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Large Cap Value ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Eventide Large Cap Value ETF’s (the “Large Cap Value Fund” or the “Fund”) investment objective is to seek long-term capital appreciation.
Eventide Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Small Cap ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Eventide Small Cap Fund’s (the “Small Cap Fund” or the “Fund”) investment objective is to seek long-term capital appreciation.
Eventide US Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide US Market ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Eventide US Market ETF’s (the “US Market ETF” or the “Fund”) investment objective is to seek long-term capital appreciation.
Strategy Shares Gold Enhanced Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – STRATEGY SHARES GOLD ENHANCED YIELD ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is to seek income and long-term capital appreciation.
MONOPOLY ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – MONOPOLY ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.